Fair value of financial instruments - Summary of Comparison of Carrying and Fair Values for Each Classification of Financial Instrument (Detail) - CAD ($) $ in Millions	Jul. 31, 2023	Oct. 31, 2022
Financial assets
Interest-bearing deposits with banks	$ 87,650	$ 108,011
Securities
Trading	176,603	148,205
Investment, net of applicable allowance	196,022	170,018
Securities	372,625	318,223
Assets purchased under reverse repurchase agreements and securities borrowed	347,151	317,845
Loans, net of applicable allowance
Loans, net	835,714	819,965
Other
Derivatives	115,914	154,439
Deposits
Personal	434,047	404,932
Business and government	736,730	759,870
Bank	44,894	44,012
Deposits	1,215,671	1,208,814
Other
Obligations related to securities sold short	36,653	35,511
Obligations related to assets sold under repurchase agreements and securities loaned	334,465	273,947
Derivatives	117,244	153,491
Subordinated debentures	11,202	10,025
Financial assets classified as FVTPL [member]
Securities
Trading	165,913	138,507
Securities	165,913	138,507
Assets purchased under reverse repurchase agreements and securities borrowed	296,430	264,665
Loans, net of applicable allowance
Retail	94	73
Wholesale	5,851	6,914
Loans, net	5,945	6,987
Other
Derivatives	115,914	154,439
Other assets	4,365	3,377
Financial assets designated as FVTPL [member]
Financial assets
Interest-bearing deposits with banks	81,356	84,468
Securities
Trading	10,690	9,698
Securities	10,690	9,698
Loans, net of applicable allowance
Retail	378	375
Wholesale	3,069	3,222
Loans, net	3,447	3,597
Other
Other assets	5
Financial assets classified as FVOCI [member]
Securities
Investment, net of applicable allowance	116,382	92,063
Securities	116,382	92,063
Loans, net of applicable allowance
Retail	277	218
Wholesale	571	563
Loans, net	848	781
Financial assets designated as FVOCI [member]
Securities
Investment, net of applicable allowance	942	828
Securities	942	828
Financial liabilities classified as FVTPL [member]
Deposits
Personal	309	298
Business and government	201	447
Deposits	510	745
Other
Obligations related to securities sold short	36,653	35,511
Derivatives	117,244	153,491
Other liabilities	(877)	(360)
Financial liabilities designated as FVTPL [member]
Deposits
Personal	26,452	21,959
Business and government	139,696	152,119
Bank	10,517	7,196
Deposits	176,665	181,274
Other
Obligations related to assets sold under repurchase agreements and securities loaned	301,752	248,835
Other liabilities	19	69
Fair value of financial instruments not measured at fair value [member] | Financial assets measured at amortized cost [member]
Financial assets
Interest-bearing deposits with banks	6,294	23,543
Securities
Investment, net of applicable allowance	72,692	70,073
Securities	72,692	70,073
Assets purchased under reverse repurchase agreements and securities borrowed	50,721	53,180
Loans, net of applicable allowance
Retail	534,243	521,428
Wholesale	261,382	253,816
Loans, net	795,625	775,244
Other
Other assets	61,594	73,084
Fair value of financial instruments not measured at fair value [member] | Financial liabilities measured at amortized cost [member]
Deposits
Personal	405,156	380,396
Business and government	595,211	605,102
Bank	34,323	36,758
Deposits	1,034,690	1,022,256
Other
Obligations related to assets sold under repurchase agreements and securities loaned	32,713	25,112
Other liabilities	89,193	90,160
Subordinated debentures	11,072	9,668
Financial assets at carrying amount [member]
Financial assets
Interest-bearing deposits with banks	87,650	108,011
Securities
Trading	176,603	148,205
Investment, net of applicable allowance	196,022	170,018
Securities	372,625	318,223
Assets purchased under reverse repurchase agreements and securities borrowed	347,151	317,845
Loans, net of applicable allowance
Retail	558,625	547,433
Wholesale	277,089	272,532
Loans, net	835,714	819,965
Other
Derivatives	115,914	154,439
Other assets	65,964	76,461
Financial assets at carrying amount [member] | Financial assets measured at amortized cost [member]
Financial assets
Interest-bearing deposits with banks	6,294	23,543
Securities
Investment, net of applicable allowance	78,698	77,127
Securities	78,698	77,127
Assets purchased under reverse repurchase agreements and securities borrowed	50,721	53,180
Loans, net of applicable allowance
Retail	557,876	546,767
Wholesale	267,598	261,833
Loans, net	825,474	808,600
Other
Other assets	61,594	73,084
Financial assets at fair value [member]
Financial assets
Interest-bearing deposits with banks	87,650	108,011
Securities
Trading	176,603	148,205
Investment, net of applicable allowance	190,016	162,964
Securities	366,619	311,169
Assets purchased under reverse repurchase agreements and securities borrowed	347,151	317,845
Loans, net of applicable allowance
Retail	534,992	522,094
Wholesale	270,873	264,515
Loans, net	805,865	786,609
Other
Derivatives	115,914	154,439
Other assets	65,964	76,461
Financial liabilities at carrying amount [member]
Deposits
Personal	434,047	404,932
Business and government	736,730	759,870
Bank	44,894	44,012
Deposits	1,215,671	1,208,814
Other
Obligations related to securities sold short	36,653	35,511
Obligations related to assets sold under repurchase agreements and securities loaned	334,465	273,947
Derivatives	117,244	153,491
Other liabilities	88,367	90,057
Subordinated debentures	11,202	10,025
Financial liabilities at carrying amount [member] | Financial liabilities measured at amortized cost [member]
Deposits
Personal	407,286	382,675
Business and government	596,833	607,304
Bank	34,377	36,816
Deposits	1,038,496	1,026,795
Other
Obligations related to assets sold under repurchase agreements and securities loaned	32,713	25,112
Other liabilities	89,225	90,348
Subordinated debentures	11,202	10,025
Financial liabilities at fair value [member]
Deposits
Personal	431,917	402,653
Business and government	735,108	757,668
Bank	44,840	43,954
Deposits	1,211,865	1,204,275
Other
Obligations related to securities sold short	36,653	35,511
Obligations related to assets sold under repurchase agreements and securities loaned	334,465	273,947
Derivatives	117,244	153,491
Other liabilities	88,335	89,869
Subordinated debentures	$ 11,072	$ 9,668